T. ROWE PRICE Retirement 2020 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 46.4%
T. Rowe Price Funds:
New Income Fund  1,981,424 153,297 167,057 251,103,648 2,036,451
Limited Duration Inflation Focused
Bond Fund  1,632,765 331,976 226,792 368,781,095 1,733,271
International Bond Fund (USD
Hedged)  772,986 24,554 53,420 87,413,607 754,379
Dynamic Global Bond Fund  472,432 22,460 53,285 58,128,419 435,382
Emerging Markets Bond Fund  388,844 44,987 57,245 41,842,012 418,002
U.S. Treasury Long-Term Index
Fund  389,294 12,032 115,743 46,311,317 343,167
High Yield Fund  346,879 22,289 50,721 54,226,796 323,734
Dynamic Credit Fund  179,313 10,082 15,842 19,763,252 173,719
Floating Rate Fund  112,454 8,314 16,818 11,288,287 102,159
Total Bond Funds (Cost $6,814,641) 6,320,264
EQUITY FUNDS 51.1%
T. Rowe Price Funds:
Value Fund  1,006,410 59,176 97,436 20,279,214 1,070,945
Growth Stock Fund  969,177 173,728 111,244 9,043,930 936,499
Hedged Equity Fund  716,378 43,439 99,157 51,145,203 680,743
International Value Equity Fund  591,506 20,258 112,584 21,671,592 576,898
Equity Index 500 Fund  678,680 17,308 71,801 3,154,939 564,166
U.S. Large-Cap Core Fund  692,102 49,458 182,809 12,420,931 552,980
Overseas Stock Fund  524,365 14,883 76,596 29,917,360 532,529
Real Assets Fund  470,221 22,532 143,213 22,633,300 475,073
International Stock Fund  449,910 41,541 62,403 19,140,189 431,420
Emerging Markets Discovery Stock
Fund  187,832 10,567 44,185 10,440,065 217,780
Mid-Cap Value Fund  208,539 19,921 52,255 5,625,651 200,498
Emerging Markets Stock Fund  165,092 5,918 31,276 3,952,838 199,776
Mid-Cap Growth Fund  226,458 12,689 55,239 1,786,587 180,856
New Horizons Fund (2) 100,766 26,244 15,495 2,079,881 118,824
Small-Cap Value Fund  137,785 12,995 40,641 2,083,006 116,023
Small-Cap Stock Fund  109,826 9,086 18,202 1,712,390 106,648
Total Equity Funds (Cost $3,519,533) 6,961,658
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,021 221,638 222,399 12,737 1,231
Total Other Mutual Funds (Cost $1,239) 1,231

T. ROWE PRICE Retirement 2020 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (3) 295,199 633,764 612,265 316,697,540 316,698
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 3.646%,
5/14/26 (4) 20,000,000 19,854
Total Short-Term Investments (Cost $336,549) 336,552
Total Investments in Securities 100.0%
(Cost $10,671,962) $ 13,619,705
Other Assets Less Liabilities (0.0)% (5,838)
Net Assets 100.0% $ 13,613,867
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2020 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 141 MSCI EAFE Index contracts 3/26 (22,314) $ (1,594)
Long, 101 Russell 2000 E-Mini Index contracts 3/26 13,305 (109)
Short, 116 S&P 500 E-Mini Index contracts 3/26 (39,956) 207
Net payments (receipts) of variation margin to date 1,501
Variation margin receivable (payable) on open futures contracts $ 5

T. ROWE PRICE Retirement 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (130) $ 166 $ 9,785
Dynamic Global Bond Fund  (5,717) (6,225) 15,087
Emerging Markets Bond Fund  (5,996) 41,416 19,810
Emerging Markets Discovery Stock Fund  6,606 63,566 10,437
Emerging Markets Stock Fund  4,615 60,042 3,645
Equity Index 500 Fund  164,976 (60,021) 6,265
Floating Rate Fund  (321) (1,791) 6,131
Growth Stock Fund  188,784 (95,162) 1,072
Hedged Equity Fund  54,593 20,083 9,549
High Yield Fund  (2,252) 5,287 18,745
International Bond Fund (USD Hedged)  (3,269) 10,259 23,284
International Stock Fund  45,998 2,372 12,685
International Value Equity Fund  74,140 77,718 19,117
Limited Duration Inflation Focused Bond Fund  (7,397) (4,678) 71,631
Mid-Cap Growth Fund  22,643 (3,052) 1,398
Mid-Cap Value Fund  13,415 24,293 4,148
New Horizons Fund  12,696 7,309 —
New Income Fund  (13,758) 68,787 73,202
Overseas Stock Fund  39,381 69,877 14,530
Real Assets Fund  37,157 125,533 17,779
Small-Cap Stock Fund  15,175 5,938 747
Small-Cap Value Fund  21,287 5,884 1,808
Transition Fund  (596) (29) 155
U.S. Large-Cap Core Fund  92,130 (5,771) 6,713
U.S. Treasury Long-Term Index Fund  (37,786) 57,584 11,512
Value Fund  64,347 102,795 15,617
U.S. Treasury Money Fund, 3.76% — — 9,305
Totals $ 780,721# $ 572,180 $ 384,157+

T. ROWE PRICE Retirement 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $308,619 of the net realized gain (loss).
+ Investment income comprised $384,157 of income distributions from underlying Price
Funds.

T. ROWE PRICE Retirement 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2020 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2020 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F141-054Q3 02/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 6,320,264 $ — $ — $ 6,320,264
Equity Funds 6,961,658 — — 6,961,658
Other Mutual Funds 1,231 — — 1,231
Short-Term Investments 316,698 19,854 — 336,552
Total Securities 13,599,851 19,854 — 13,619,705
Futures Contracts* 207 — — 207
Total $ 13,600,058 $ 19,854 $ — $ 13,619,912
Liabilities
Futures Contracts* $ 1,703 $ — $ — $ 1,703
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.